Leasing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rentals
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
For commercial properties owned by the Company, minimum rentals due in future periods under noncancelable operating leases extending beyond one year are as follows:

	As of
($ in thousands)	December 31, 2012
2013	$26,950
2014	26,211
2015	23,924
2016	21,983
2017	19,263
Thereafter	91,874
	$210,205	(1)